SUPPLEMENT DATED JUNE 25, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

                Lincoln National Variable Annuity Fund A (Group)
              Lincoln National Variable Annuity Fund A (Individual)


     Under the section "Directors and Officers - Officers Who Are Not Directors" (page B-3), the disclosure regarding Eric Jones should be deleted and replaced with the following:




                                                                                              Number of
                                                                                              Funds in       Other
                                                  Term of Office    Principal Occupation(s)   Fund Complex   Directorships
Name, Address and Date of     Position(s) Held    and Length of     During Past Five Years    Overseen by    Held by Director
Birth                         with the Fund       Time Served                                 Director
----------------------------- ------------------- ----------------- ------------------------- -------------- -----------------
----------------------------- ------------------- ----------------- ------------------------- -------------- -----------------

William P. Flory, Jr.         Chief Accounting    Chief             Assistant Vice            N/A            N/A
1300 S. Clinton Street        Officer             Accounting        President, The Lincoln
Fort Wayne, IN 46802                              Officer since     National Life Insurance
DOB: 09/02/61                                     May 2002          Company; formerly Vice
                                                                    President, MetLife
                                                                    Investors; formerly
                                                                    Assistant Vice
                                                                    President, MetLife
                                                                    Investors; formerly
                                                                    Accounting Manager,
                                                                    Transamerica Life
                                                                    Companies
